Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

December 4, 2009

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Wells Fargo Funds Trust; File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) under the Investment Company Act of 1940 (the “1940 Act”) and the issuance of securities by it under the Securities Act of 1933 (the “1933 Act”), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate. The Certificate reflects that the Prospectuses and related Statement of Additional Information describing the Wells Fargo Advantage Money Market Funds of the Trust do not differ materially from the Prospectuses and Statement of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 144 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on December 1, 2009.

If you have any questions, please contact the undersigned at (415) 947-4612.

                                                                   Sincerely,

                                                                      /s/ Karin Brotman

                                                                      Karin Brotman

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Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statement of Additional Information describing the Wells Fargo Advantage Money Market Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 144to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on December 1, 2009.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 4th day of December, 2009.

Witness:
WELLS FARGO FUNDS TRUST

By: /s/Johanne F. Castro	By: /s/Carol Lorts
Name: Johanne F. Castro	Carol Lorts
Title: Assistant Secretary	Assistant Secretary

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